UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ] Amendment Number: _______

Institutional Investment Manager Filing this Report:

Name:    Kadem Capital Management, Inc.*
Address: 767 Third Avenue, 33rd floor
         New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey J. Ervine
Title: Executive Vice President
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Jeffrey J. Ervine             New York, New York             August 12, 2002
     [Signature]                    [City, State]                     [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $8,804,964

List of Other Included Managers:

No.    Name
---    ----
(1)    Adam D. Sender

----------
* Mr. Sender is the Investment Manager of a single investment advisory firm, ADS Capital Management, Inc. ADS Capital Management, Inc. is the successor investment advisor to Kadem Capital Management, Inc., and has investment discretion over the investment portfolios reported herein.

                                 TITLE                MARKET    SHARES OR          PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  OF CLASS    CUSIP     VALUE $    PRN AMT   SH PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
America On Line                   COM     00184A105    221,400    15,000     SH            OTHER        (1)     15,000
AMN Healthcare                    COM     001744101    181,945     5,000     SH            OTHER        (1)      5,000
Bea Systems, Inc.                 COM     073325102     91,797    10,000     SH            OTHER        (1)     10,000
Clear Channel Comm. 07/02
 $35 calls (GG)                   COM     184502902     61,151       400           CALL    OTHER        (1)        400
Documentum Inc.                   COM     256159104     43,375     4,000     SH            OTHER        (1)      4,000
EMC Corp.                         COM     268648102     97,996    15,000     SH            OTHER        (1)     15,000
General Electric                  COM     369604103    785,800    27,000     SH            OTHER        (1)     27,000
Halliburton Co. Leap 01/04
 $10 calls (AB)                   COM     406216951     77,044       200           CALL    OTHER        (1)        200
Intel Corp.                       COM     458140100     93,800     5,000     SH            OTHER        (1)      5,000
Microsoft Corp.                   COM     594918104  2,842,330    52,500     SH            OTHER        (1)     52,500
Pay Pal Inc.                      COM     704508100     69,032     3,500     SH            OTHER        (1)      3,500
Pfizer                            COM     717081103    352,553    10,000     SH            OTHER        (1)     10,000
Philip Morris                     COM     718154107  3,196,120    73,000     SH            OTHER        (1)     73,000
Photon Dunamics Inc.              COM     719364101     61,711     2,000     SH            OTHER        (1)      2,000
Primedia Inc.                     COM     74157K101     31,189    25,000     SH            OTHER        (1)     25,000
Providian Financial Corp.         COM     74406A102     58,800    10,000     SH            OTHER        (1)     10,000
Prudential Financial              COM     744320102    100,410     3,000     SH            OTHER        (1)      3,000
SCG Holding Corp.ON Semi          COM     682189105     12,683     6,000     SH            OTHER        (1)      6,000
Siebel Systems, Inc.              COM     826170102     29,978     2,000     SH            OTHER        (1)      2,000
Sprint PCS Corp.                  COM     852061506    226,000    50,000     SH            OTHER        (1)     50,000
Tyco International, Ltd.          COM     902124106    169,850    12,500     SH            OTHER        (1)     12,500
                                                     8,804,964